Debt - Interest Rate Swaps Narrative (Details) - USD ($)			9 Months Ended		12 Months Ended
	Oct. 31, 2021	Jul. 27, 2021	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Jul. 27, 2025	Jul. 27, 2024	Jul. 27, 2023	Feb. 02, 2020	Feb. 28, 2018
Derivative [Line Items]
Settlement of interest rate swap			$ 5,200,000	$ 0
Interest rate swap 1 | Cash flow
Derivative [Line Items]
Fixed interest rate (percent)										2.725%
Notional amount										$ 500,000,000.0
Settlement of interest rate swap		$ 5,200,000
Interest rate swap 2
Derivative [Line Items]
Fair value of this cash flow interest rate swap asset	$ 15,700,000		$ 15,700,000
Interest rate swap 2 | Cash flow
Derivative [Line Items]
Fixed interest rate (percent)	0.74%	0.74%	0.74%
Notional amount		$ 1,000,000,000.0
Interest rate swap 2 | Cash flow | Forecast
Derivative [Line Items]
Notional amount						$ 700,000,000.0	$ 800,000,000.0	$ 900,000,000.0
Interest Rate Swap [Member]
Derivative [Line Items]
Fair value of this cash flow interest rate swap asset					$ 9,300,000				$ 12,800,000
Measurement period of the instrument commenced date					Mar. 01, 2018
Measurement period of the instrument Maturity date					Mar. 01, 2022
Interest Rate Swap [Member] | Cash flow
Derivative [Line Items]
Fixed interest rate (percent)					2.725%
Prior Term Loan Facility | Term loan
Derivative [Line Items]
Repayment of senior debt		$ 1,257,800,000
Effective fixed rate (percent)					5.475%
Hedged borrowings					$ 500,000,000.0
Prior Term Loan Facility | Term loan | Minimum [Member]
Derivative [Line Items]
Applicable margin (percent)					2.75%
Prior Term Loan Facility | Term loan | Maximum [Member]
Derivative [Line Items]
Applicable margin (percent)					3.00%
Senior Term Loan Facility | Term loan
Derivative [Line Items]
Effective fixed rate (percent)	3.24%		3.24%
Hedged borrowings	$ 1,000,000,000.0		$ 1,000,000,000.0
Senior Term Loan Facility | Term loan | LIBOR
Derivative [Line Items]
Applicable margin (percent)	2.50%	2.50%